FINANCIAL INSTRUMENTS - Reconciliation of Carrying Amount of Financial Instruments Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at the beginning of the year	$ 337,654
Balance at end of the year	461,150	$ 337,654
Non-controlling interest put options | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at the beginning of the year	10,020	0
Net foreign exchange differences	635	(161)
Valuation adjustment made to non-controlling interest put options	(1,845)
Extinguishment of non-controlling interest put options	(8,810)
Balance at end of the year	$ 0	10,020
Powerband Industries Private Limited (d/b/a Powerband) | Non-controlling interest put options | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Non-controlling interest put options resulting from the Powerband Acquisition		$ 10,181